Assets and Related Liabilities Held For Sale (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Debt			$ 1,100,000
Revenue	$ 84,844	$ 70,783	299,520	$ 292,815	$ 196,357
Disposal Group, Held-for-sale, Not Discontinued Operations
Assets
Restricted cash	5,192		6,213	5,186
Real estate, net	4,635,406		3,645,406	3,171,777
Equity investment	12,937		13,422	2,840
Goodwill	20,000		20,000	40,000
Intangible assets, net	166,187		135,924	126,209
Other assets	226,641		146,380	61,361
Due from affiliates	2,472		2,290	1,157
Total assets held for sale	5,068,835		3,969,635	3,408,530
Liabilities
Debt	1,909,386		1,064,585	1,198,363
Lease intangibles and other liabilities, net	114,725		153,910	149,749
Total liabilities related to assets held for sale	2,024,111		1,218,495	1,348,112
Industrial
Assets
Real estate, net	4,100,000		3,000,000	2,600,000
Goodwill	20,000		20,000
Total assets held for sale	4,300,000		3,200,000	2,600,000
Liabilities
Debt			1,100,000	1,000,000
Total liabilities related to assets held for sale	$ 2,000,000		$ 1,200,000	$ 1,100,000
Debt, weighted average interest rate (percentage)	3.93%
Weighted average remaining term	7 years 10 months 24 days
Industrial | Fixed Rate
Liabilities
Debt	$ 1,100,000
Industrial | Variable Rate
Liabilities
Debt	$ 900,000